CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (82,553)	$ (17,471)
Other comprehensive income:
Foreign currency translation adjustment	251	451
Total comprehensive loss	$ (82,302)	$ (17,020)